THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

DECEMBER 31, 2025

(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 95.6%
	Shares	Value
CONSUMER DISCRETIONARY — 15.6%
Boot Barn Holdings *	66,007	$11,648,255
Dorman Products *	84,471	10,405,982
Murphy USA	31,835	12,846,059
Thor Industries	49,150	5,046,231
		39,946,527

CONSUMER STAPLES — 7.8%
Boston Beer, Cl A *	29,061	5,670,673
Darling Ingredients *	396,892	14,288,112
		19,958,785

FINANCIALS — 5.5%
Live Oak Bancshares	407,765	14,006,728

HEALTH CARE — 5.0%
US Physical Therapy	165,562	12,928,737

INDUSTRIALS — 33.1%
AGCO	96,940	10,112,781
Armstrong World Industries	56,790	10,852,569
Brink's	151,837	17,723,933
CSW Industrials	29,657	8,705,219
Enerpac Tool Group, Cl A	266,844	10,204,114
Kadant	20,340	5,797,307
Modine Manufacturing *	84,658	11,302,689
MSA Safety	64,347	10,304,529
		85,003,141

INFORMATION TECHNOLOGY — 18.0%
Advanced Energy Industries	54,840	11,481,851
Belden	95,926	11,180,175
Crane NXT	237,169	11,163,545

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND

DECEMBER 31, 2025

(UNAUDITED)

COMMON STOCK** — (continued)
	Shares	Value
INFORMATION TECHNOLOGY — (continued)
Extreme Networks *	742,518	$12,362,925
		46,188,496

MATERIALS — 10.6%
Ingevity *	93,457	5,530,785
Louisiana-Pacific	158,106	12,768,641
Stepan	188,581	8,931,196
		27,230,622

TOTAL COMMON STOCK
(Cost $213,293,789)		245,263,036

TOTAL INVESTMENTS— 95.6%
(Cost $213,293,789)		$245,263,036

Percentages are based on Net Assets of $256,595,630.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

DECEMBER 31, 2025

(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK** — 93.9%
	Shares	Value
CONSUMER DISCRETIONARY — 14.1%
Boot Barn Holdings *	11,140	$1,965,876
Floor & Decor Holdings, Cl A *	18,973	1,155,266
Murphy USA	5,153	2,079,339
Thor Industries	8,208	842,715
		6,043,196

CONSUMER STAPLES — 7.1%
Boston Beer, Cl A *	3,173	619,147
Darling Ingredients *	66,889	2,408,004
		3,027,151

FINANCIALS — 2.2%
Live Oak Bancshares	27,739	952,835

HEALTH CARE — 5.1%
US Physical Therapy	28,037	2,189,409

INDUSTRIALS — 47.2%
AGCO	12,955	1,351,466
API Group *	66,433	2,541,727
Armstrong World Industries	9,694	1,852,523
Brink's	19,369	2,260,943
Broadridge Financial Solutions	11,592	2,586,987
Generac Holdings *	13,941	1,901,134
Modine Manufacturing *	14,434	1,927,083
MSA Safety	10,185	1,631,026
Oshkosh	5,029	631,793
Valmont Industries	5,047	2,030,509
Watsco	4,605	1,551,655
		20,266,846

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND

DECEMBER 31, 2025

(UNAUDITED)

COMMON STOCK** — (continued)
	Shares	Value
INFORMATION TECHNOLOGY — 11.3%
Belden	16,215	$1,889,858
Crane NXT	35,083	1,651,357
Extreme Networks *	79,278	1,319,979
		4,861,194

MATERIALS — 6.9%
Ingevity *	15,624	924,628
Louisiana-Pacific	25,305	2,043,632
		2,968,260

TOTAL COMMON STOCK
(Cost $33,983,950)		40,308,891

TOTAL INVESTMENTS— 93.9%
(Cost $33,983,950)		$40,308,891

Percentages are based on Net Assets of $42,929,450.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent financial statements.

SAM-QH-001-1000